Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
FIXED INCOME SECURITIES (96.4%)
Albania (0.6%)
Sovereign (0.6%)
Albania Government International Bond,
3.50%, 11/23/31	EUR	539	$568
5.90%, 6/9/28		349	407
			975
Angola (3.4%)
Sovereign (3.4%)
Angolan Government International Bond,
8.75%, 4/14/32		$2,417	2,172
9.13%, 11/26/49		2,279	1,893
9.38%, 5/8/48		1,494	1,268
			5,333
Argentina (1.7%)
Corporate Bonds (1.1%)
Generacion Mediterranea SA/Central Termica Roca SA,
12.50%, 5/28/27 (a)		552	530
Pan American Energy LLC,
8.50%, 4/30/32 (a)		576	609
Telecom Argentina SA,
9.50%, 7/18/31 (a)		320	332
Transportadora de Gas del Sur SA,
8.50%, 7/24/31 (a)		270	282
			1,753
Senior Loan Interests (0.3%)
Provincia de Neuquen Argentina,
0.00%, 11/1/27		445	454

Sovereign (0.3%)
Argentine Republic Government International Bond,
3.50%, 7/9/41 (b)		$300	137
4.13%, 7/9/35 (b)		400	193
5.00%, 1/9/38 (b)		300	157
			487
			2,694
Bahamas (1.8%)
Senior Loan Interests (1.0%)
Commonwealth of The Bahamas
3 Month EURIBOR + 6.850%,
10.51%, 11/24/28 (c)	EUR	1,500	1,665

Sovereign (0.8%)
Bahamas Government International Bond,
6.00%, 11/21/28		$436	411
6.95%, 11/20/29		204	194
8.95%, 10/15/32		614	628
			1,233
			2,898
Barbados (0.6%)
Sovereign (0.6%)
Barbados Government International Bond,
6.50%, 10/1/29		942	907

Benin (2.8%)
Sovereign (2.8%)
Benin Government International Bond,
4.88%, 1/19/32	EUR	400	399
4.95%, 1/22/35		1,120	1,049
6.88%, 1/19/52		2,930	2,740
7.96%, 2/13/38		$200	199
			4,387
Brazil (4.9%)
Corporate Bonds (4.9%)
Braskem Netherlands Finance BV,
8.50%, 1/23/81		700	701
Coruripe Netherlands BV,
10.00%, 2/10/27		830	787
FORESEA Holding SA,
7.50%, 6/15/30		980	939
Gol Finance SA, 1 Month Term SOFR + 10.50%,
15.34%, 1/29/25 (a)(c)		244	259
MV24 Capital BV,
6.75%, 6/1/34		473	463
OHI Group SA,
13.00%, 7/22/29 (a)		1,920	1,915
Samarco Mineracao SA
0.00% Cash, 9.00% PIK,
9.00%, 6/30/31 (d)(e)(f)		1,875	1,758
Yinson Boronia Production BV,
8.95%, 7/31/42 (a)		898	962
			7,784

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Cameroon (3.0%)
Sovereign (3.0%)
Republic of Cameroon International Bond,
5.95%, 7/7/32	EUR	1,212	$1,098
9.50%, 7/31/31		$3,700	3,610
			4,708
Chile (1.1%)
Sovereign (1.1%)
Chile Government International Bond,
2.55%, 7/27/33		1,413	1,213
3.50%, 1/25/50		600	463
			1,676
China (1.8%)
Corporate Bonds (1.8%)
Alibaba Group Holding Ltd.,
0.50%, 6/1/31 (a)		144	177
China Oil & Gas Group Ltd.,
4.70%, 6/30/26		880	813
Greentown China Holdings Ltd.,
4.70%, 4/29/25		810	794
H World Group Ltd.,
3.00%, 5/1/26		140	165
KWG Group Holdings Ltd.,
7.88%, 8/30/24 (e)(f)		654	41
PDD Holdings, Inc.,
0.00%, 12/1/25		143	144
Shimao Group Holdings Ltd.,
5.60%, 7/15/26 (e)(f)		1,783	92
Sunac China Holdings Ltd.,
0.00% Cash, 1.00% PIK,
1.00%, 9/30/32 (d)(e)(f)		123	13
5.00% Cash, 6.00% PIK,
11.00%, 9/30/26 (d)(e)(f)		102	13
5.25% Cash, 6.25% PIK,
11.50%, 9/30/27 (d)(e)(f)		102	11
5.50% Cash, 6.50% PIK,
12.00%, 9/30/27 (d)(e)(f)		205	20
5.75% Cash, 6.75% PIK,
12.50%, 9/30/28 (d)(e)(f)		308	29
6.00% Cash, 7.00% PIK,
13.00%, 9/30/29 (d)(e)(f)		319	26
6.25% Cash, 7.25% PIK,
13.50%, 9/30/30 (d)(e)(f)		150	12
Times China Holdings Ltd.,
5.55%, 6/4/24 (e)(f)		2,015	55
6.75%, 7/16/23 (e)(f)		410	11
West China Cement Ltd.,
4.95%, 7/8/26		480	371
			2,787
Colombia (2.6%)
Corporate Bonds (2.6%)
ABRA Global Finance
6.00% Cash, 5.50% PIK,
11.50%, 3/2/28 (a)(d)		14	14
Avianca Midco 2 PLC,
9.00%, 12/1/28		1,025	1,024
Banco Davivienda SA,
6.65%, 4/22/31 (g)		208	178
Banco de Occidente SA,
10.88%, 8/13/34		1,160	1,265
Bancolombia SA,
8.63%, 12/24/34		1,022	1,098
Canacol Energy Ltd.,
5.75%, 11/24/28		1,000	530
			4,109
Costa Rica (0.8%)
Sovereign (0.8%)
Costa Rica Government International Bond,
6.55%, 4/3/34		1,117	1,191

Dominican Republic (1.7%)
Sovereign (1.7%)
Dominican Republic International Bond,
4.88%, 9/23/32		1,200	1,145
5.95%, 1/25/27		200	203
6.00%, 7/19/28		600	616
6.85%, 1/27/45 (a)		500	534
7.45%, 4/30/44 (a)		200	227
			2,725

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Ecuador (3.9%)
Sovereign (3.9%)
Ecuador Government International Bond,
0.00%, 7/31/30		$3,408	$1,909
5.50%, 7/31/35 (b)		1,895	1,082
6.90%, 7/31/30 (b)		4,263	3,111
			6,102
Egypt (5.8%)
Sovereign (5.8%)
Egypt Government International Bond,
4.75%, 4/16/26	EUR	480	520
5.25%, 10/6/25 (a)		$440	437
5.63%, 4/16/30	EUR	1,400	1,305
6.38%, 4/11/31		1,436	1,342
6.88%, 4/30/40		$121	91
7.05%, 1/15/32		466	405
7.50%, 2/16/61		500	363
7.60%, 3/1/29		200	193
7.63%, 5/29/32		200	178
7.90%, 2/21/48 (a)		490	379
7.90%, 2/21/48		627	486
8.15%, 11/20/59		200	155
8.50%, 1/31/47		800	647
8.70%, 3/1/49		800	656
8.75%, 9/30/51		648	532
8.88%, 5/29/50		1,710	1,419
			9,108
El Salvador (0.6%)
Sovereign (0.6%)
El Salvador Government International Bond,
8.25%, 4/10/32		909	848
9.25%, 4/17/30		152	151
			999
Ethiopia (2.0%)
Sovereign (2.0%)
Ethiopia International Bond,
6.63%, 12/11/24 (e)(f)		4,077	3,180

Gabon (0.2%)
Sovereign (0.2%)
Gabon Government International Bond,
6.95%, 6/16/25 (a)		400	376

Georgia (1.7%)
Corporate Bonds (1.6%)
Bank of Georgia JSC,
9.50%, 7/16/29 (g)		1,030	1,012
TBC Bank JSC,
10.25%, 7/30/29 (g)		1,550	1,539
			2,551
Sovereign (0.1%)
Georgia Government International Bond,
2.75%, 4/22/26		203	192
			2,743
Ghana (3.8%)
Corporate Bonds (1.0%)
Kosmos Energy Ltd.,
8.75%, 10/1/31		1,048	1,034
Tullow Oil PLC,
10.25%, 5/15/26		609	553
			1,587
Sovereign (2.8%)
Ghana Government International Bond,
6.38%, 2/11/27 (e)(f)		1,217	638
7.63%, 5/16/29 (e)(f)		600	315
7.75%, 4/7/29 (a)(e)(f)		1,160	615
7.88%, 3/26/27 - 2/11/35 (e)(f)		947	503
8.13%, 1/18/26 - 3/26/32 (e)(f)		852	453
8.63%, 4/7/34 - 6/16/49 (e)(f)		1,859	983
8.75%, 3/11/61 (e)(f)		1,013	544
8.88%, 5/7/42 (e)(f)		710	376
			4,427
			6,014
Greece (1.0%)
Corporate Bonds (1.0%)
Piraeus Financial Holdings SA,
7.25%, 4/17/34	EUR	420	505
8.75%, 6/16/26 (g)		1,000	1,144
			1,649

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Guatemala (0.4%)
Sovereign (0.4%)
Guatemala Government Bond,
3.70%, 10/7/33		$400	$344
4.65%, 10/7/41 (a)		400	332
			676
Honduras (0.1%)
Sovereign (0.1%)
Honduras Government International Bond,
6.25%, 1/19/27		150	146

Hong Kong (1.0%)
Corporate Bonds (1.0%)
CAS Capital No. 1 Ltd.,
4.00%, 7/12/26 (g)		400	384
Elect Global Investments Ltd.,
4.10%, 6/3/25 (g)		303	293
Yuexiu Co. Ltd. REIT MTN,
2.65%, 2/2/26		900	836
			1,513
Hungary (1.5%)
Corporate Bonds (0.6%)
MBH Bank Nyrt,
8.63%, 10/19/27	EUR	493	585
OTP Bank Nyrt,
8.75%, 5/15/33		$376	400
			985
Sovereign (0.9%)
Hungary Government International Bond,
5.50%, 3/26/36		800	807
6.25%, 9/22/32 (a)		600	647
			1,454
			2,439
India (1.0%)
Corporate Bonds (1.0%)
Piramal Capital & Housing Finance Ltd.,
7.80%, 1/29/28		550	563
Vedanta Resources Finance II PLC,
13.88%, 12/9/28		1,030	1,033
			1,596
Indonesia (2.6%)
Corporate Bonds (1.0%)
Indika Energy Tbk. PT,
8.75%, 5/7/29 (a)		980	1,003
LLPL Capital Pte. Ltd.,
6.88%, 2/4/39		567	587
			1,590
Sovereign (1.6%)
Indonesia Government International Bond,
4.70%, 2/10/34		1,800	1,817
5.10%, 2/10/54		700	711
			2,528
			4,118
Iraq (0.1%)
Sovereign (0.1%)
Iraq International Bond,
5.80%, 1/15/28		179	174

Ivory Coast (0.9%)
Sovereign (0.9%)
Ivory Coast Government International Bond,
6.63%, 3/22/48	EUR	1,562	1,437

Jamaica (1.6%)
Corporate Bond (1.0%)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S.
9.00% Cash, 1.50% PIK,
10.50%, 5/25/27 (d)		$1,544	1,555

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Senior Loan Interests (0.6%)
Digicel International Finance Ltd.
3 Month USD SOFR + 6.75%,
12.00%, 5/25/27 (c)		$925	$917
			2,472
Jordan (0.4%)
Sovereign (0.4%)
Jordan Government International Bond,
5.85%, 7/7/30		539	509
7.38%, 10/10/47		173	160
			669
Kenya (1.5%)
Sovereign (1.5%)
Republic of Kenya Government International Bond,
7.00%, 5/22/27		411	404
8.00%, 5/22/32		1,305	1,216
8.25%, 2/28/48		347	295
9.75%, 2/16/31		504	510
			2,425
Kuwait (0.3%)
Sovereign (0.3%)
Kuwait International Government Bond,
3.50%, 3/20/27		450	445

Lebanon (0.1%)
Sovereign (0.1%)
Lebanon Government International Bond,
6.85%, 3/23/27 (e)(f)		1,960	158

Mexico (3.8%)
Corporate Bonds (1.7%)
BBVA Bancomer SA,
5.13%, 1/18/33		550	523
8.45%, 6/29/38 (a)		220	240
8.45%, 6/29/38		398	434
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323
0.00% Cash, 11.00% PIK,
11.00%, 9/12/30 (d)		798	815
Total Play Telecomunicaciones SA de CV,
10.50%, 12/31/28 (a)		950	733
			2,745
Sovereign (2.1%)
Mexico Government International Bond,
3.50%, 2/12/34		809	690
Petroleos Mexicanos,
6.75%, 9/21/47		685	491
6.84%, 1/23/30		1,025	950
6.88%, 8/4/26		1,120	1,117
			3,248
			5,993
Moldova (0.2%)
Corporate Bond (0.2%)
Aragvi Finance International DAC,
8.45%, 4/29/26		349	325

Mongolia (0.2%)
Sovereign (0.2%)
Mongolia Government International Bond,
7.88%, 6/5/29 (e)(f)		280	297

Montenegro (0.9%)
Sovereign (0.9%)
Montenegro Government International Bond,
2.88%, 12/16/27	EUR	276	291
7.25%, 3/12/31		$1,137	1,193
			1,484
Morocco (0.5%)
Sovereign (0.5%)
Morocco Government International Bond,
3.00%, 12/15/32		500	430
4.00%, 12/15/50 (a)		400	297
			727

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Nigeria (0.5%)
Corporate Bond (0.5%)
Access Bank PLC,
6.13%, 9/21/26		$825	$788

Oman (1.5%)
Sovereign (1.5%)
Oman Government International Bond,
5.38%, 3/8/27		500	507
6.25%, 1/25/31		1,000	1,069
6.75%, 1/17/48		500	543
7.38%, 10/28/32		270	310
			2,429
Pakistan (0.5%)
Sovereign (0.5%)
Pakistan Government International Bond,
6.88%, 12/5/27		407	370
7.38%, 4/8/31		428	364
			734
Panama (1.7%)
Corporate Bond (0.3%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30		579	526

Sovereign (1.4%)
Panama Government International Bond,
2.25%, 9/29/32		500	388
3.16%, 1/23/30		700	628
3.30%, 1/19/33		700	586
4.50%, 4/1/56		800	577
			2,179
			2,705
Paraguay (1.4%)
Corporate Bond (0.6%)
Frigorifico Concepcion SA,
7.70%, 7/21/28		1,352	946

Senior Loan Interests (0.8%)
Frigorifico Concepcion SA 3 Month USD SOFR + 5.50%,
10.49%, 12/8/26 (c)		1,180	1,193
			2,139
Peru (1.2%)
Corporate Bonds (1.2%)
Auna SA,
10.00%, 12/15/29 (a)		1,060	1,124
Peru LNG Srl,
5.38%, 3/22/30		772	713
			1,837
Philippines (1.3%)
Sovereign (1.3%)
Philippine Government International Bond,
5.00%, 7/17/33		1,300	1,343
5.50%, 1/17/48		700	748
			2,091
Romania (1.5%)
Sovereign (1.5%)
Romanian Government International Bond,
1.75%, 7/13/30	EUR	1,000	952
2.00%, 4/14/33		745	647
6.38%, 1/30/34		$300	313
6.63%, 9/27/29	EUR	400	489
			2,401
Serbia (0.9%)
Sovereign (0.9%)
Serbia International Bond,
2.05%, 9/23/36		432	359
2.13%, 12/1/30		$1,000	841
6.50%, 9/26/33		200	214
			1,414
Singapore (0.3%)
Corporate Bond (0.3%)
Puma International Financing SA,
7.75%, 4/25/29 (a)		503	518

Sri Lanka (2.9%)
Sovereign (2.9%)
Sri Lanka Government International Bond,
5.75%, 4/18/23 (e)(f)		320	177
6.20%, 5/11/27 (e)(f)		2,850	1,601
6.35%, 6/28/49 (e)(f)		200	111
6.75%, 4/18/28 (e)(f)		941	531
6.83%, 7/18/26 (e)(f)		731	413
6.85%, 3/14/24 - 11/3/25 (e)(f)		2,938	1,663
			4,496

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Suriname (2.9%)
Sovereign (2.9%)
Suriname Government International Bond,
7.85%, 12/31/50 (a)(c)(e)(f)		$872	$854
4.95% Cash, 3.00% PIK,
7.95%, 7/15/33 (a)(d)(e)(f)		2,674	2,597
9.00%, 12/31/50 (a)(c)(e)(f)		1,068	1,047
			4,498
Tanzania, United Republic Of (4.2%)
Corporate Bond (0.1%)
HTA Group Ltd.,
2.88%, 3/18/27		200	187

Senior Loan Interests (4.1%)
HTA Group Ltd. 3 Month SOFR + 4.311%,
9.64%, 9/13/28		880	878
Tanzania 3 Month USD SOFR + 5.45%,
10.16%, 2/27/31 (c)		5,600	5,571
			6,449
			6,636
Trinidad And Tobago (0.3%)
Sovereign (0.3%)
Trinidad & Tobago Government International Bond,
4.50%, 6/26/30		500	478

Tunisia (0.8%)
Sovereign (0.8%)
Tunisian Republic,
5.75%, 1/30/25		220	214
6.38%, 7/15/26	EUR	1,038	1,046
			1,260
Turkey (3.0%)
Corporate Bonds (1.4%)
Eregli Demir ve Celik Fabrikalari TAS,
8.38%, 7/23/29		$597	616
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS,
9.50%, 7/10/36		684	647
WE Soda Investments Holding PLC,
9.50%, 10/6/28		880	917
			2,180
Sovereign (1.6%)
Turkiye Government International Bond,
4.88%, 4/16/43		560	424
6.13%, 10/24/28		1,300	1,330
7.63%, 5/15/34		800	851
			2,605
			4,785
Ukraine (0.7%)
Sovereign (0.7%)
Ukraine Government International Bond,
1.75%, 2/1/29 - 2/1/36 (b)		1,664	749
3.00%, 2/1/30 - 2/1/36 (b)		1,107	393
			1,142
United Arab Emirates (2.4%)
Corporate Bond (0.5%)
Ittihad International Ltd.,
9.75%, 11/9/28		790	820

Sovereign (1.9%)
Finance Department Government of Sharjah,
4.00%, 7/28/50		600	421
4.38%, 3/10/51		300	222
6.50%, 11/23/32		2,140	2,302
			2,945
			3,765
Uruguay (0.9%)
Sovereign (0.9%)
Uruguay Government International Bond,
4.38%, 1/23/31		200	201
5.10%, 6/18/50		500	501
5.75%, 10/28/34		600	652
			1,354

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Uzbekistan (2.6%)
Corporate Bonds (1.4%)
Ipoteka-Bank ATIB,
5.50%, 11/19/25	$230	$226
Jscb Agrobank,
9.25%, 10/2/29 (h)	1,456	1,465
Uzbek Industrial & Construction Bank ATB,
8.95%, 7/24/29	550	554
		2,245
Senior Loan Interests (0.5%)
Navoi Mining and Metallurgical Company 3 Month SOFR + 4.760%,
10.06%, 4/23/27 (c)	708	706

Sovereign (0.7%)
National Bank of Uzbekistan,
8.50%, 7/5/29	1,120	1,145
		4,096
Venezuela (1.7%)
Sovereign (1.7%)
Petroleos de Venezuela SA,
5.38%, 4/12/27 (e)(f)	2,523	245
5.50%, 4/12/37 (e)(f)	961	96
6.00%, 10/28/22 - 11/15/26 (e)(f)	9,277	896
8.50%, 10/27/20 (e)(f)	128	118
9.00%, 11/17/49 (e)(f)	1,023	107
9.75%, 5/17/35 (e)(f)	1,307	144
12.75%, 2/17/22 (e)(f)	691	79
Venezuela Government International Bond,
6.00%, 12/9/20 (e)(f)	711	87
7.00%, 3/31/38 (e)(f)	198	27
7.65%, 4/21/25 (e)(f)	1,085	151
7.75%, 10/13/19 (e)(f)	827	108
8.25%, 10/13/24 (e)(f)	290	41
9.00%, 5/7/23 (e)(f)	111	16
9.25%, 9/15/27 - 5/7/28 (e)(f)	2,334	364
9.38%, 1/13/34 (e)(f)	36	6
11.75%, 10/21/26 (e)(f)	443	74
11.95%, 8/5/31 (e)(f)	302	49
12.75%, 8/23/22 (e)(f)	314	52
		2,660
Vietnam (0.3%)
Corporate Bond (0.3%)
Mong Duong Finance Holdings BV, 5.13%, 5/7/29	411	399
Total Fixed Income Securities (Cost $156,079)		152,064

	No. of Warrants
Warrants (0.8%)
Ukraine (0.8%)
Ukraine Government International Bond, expires 8/1/41 (i)	1,614,000	1,146
Venezuela (0.0%)‡
Venezuela Government International Bond, Oil-Linked Payment Obligation expires 4/15/20 (g)(i)	5,450	38
Total Warrants (Cost $1,093)		1,184

Shares
Short-Term Investments (4.3%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (j) (Cost $6,536)	6,536,610	6,537

	Face Amount (000)
United States (0.2%)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill,
5.19%, 1/16/25 (k) (Cost $321)	$325	321
Total Short-Term Investments (Cost $6,857)		6,858
Total Investments (101.5%) (Cost $164,029)(l)(m)(n)		160,106
Liabilities in Excess of Other Assets (1.5%)		(2,403)
Net Assets (100.0%)		$157,703

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.
(c)	Floating or variable rate securities: The rates disclosed are as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(e)	Issuer in bankruptcy.
(f)	Non-income producing security; bond in default.
(g)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of September 30, 2024.
(h)	When-issued security.
(i)	Non-income producing security.
(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Fund.
(k)	Rate shown is the yield to maturity at September 30, 2024.
(l)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(m)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(n)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,893,000 and the aggregate gross unrealized depreciation is approximately $14,521,000, resulting in net unrealized depreciation of approximately $4,628,000.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
MTN	Medium Term Note.
PIK	Payment-in-Kind.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2024:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	1,105		$1,235	10/4/24	$5
Citibank NA		$473	EUR	429	10/4/24	4
Citibank NA		$952	EUR	863	10/4/24	9
Goldman Sachs International	EUR	750		$831	10/4/24	(4)
Goldman Sachs International	EUR	1,099		$1,217	10/4/24	(6)
Goldman Sachs International	EUR	76		$84	10/4/24	(1)
Goldman Sachs International	EUR	720		$798	10/4/24	(4)
Goldman Sachs International	EUR	8		$9	10/4/24	(— @)
Goldman Sachs International	EUR	246		$273	10/4/24	(1)
Goldman Sachs International	EUR	2,331		$2,582	10/4/24	(13)
Goldman Sachs International	EUR	241		$267	10/4/24	(1)
Goldman Sachs International	EUR	822		$910	10/4/24	(5)
Goldman Sachs International	EUR	318		$352	10/4/24	(2)
Goldman Sachs International	EUR	1,287		$1,426	10/4/24	(7)
Goldman Sachs International	EUR	922		$1,021	10/4/24	(5)
Goldman Sachs International	EUR	391		$433	10/4/24	(2)
Goldman Sachs International		$18	EUR	16	10/4/24	— @
Goldman Sachs International		$321	EUR	290	10/4/24	1
Goldman Sachs International		$166	EUR	150	10/4/24	1
UBS AG	EUR	1,287		$1,426	10/4/24	(7)
UBS AG	EUR	247		$273	10/4/24	(1)
UBS AG	EUR	1,099		$1,217	10/4/24	(6)
UBS AG	EUR	2,331		$2,582	10/4/24	(13)
UBS AG	EUR	822		$910	10/4/24	(5)
UBS AG	EUR	922		$1,021	10/4/24	(5)
UBS AG	EUR	318		$352	10/4/24	(2)
UBS AG	EUR	8		$9	10/4/24	(— @)
UBS AG	EUR	750		$831	10/4/24	(4)
UBS AG	EUR	76		$84	10/4/24	(1)
UBS AG	EUR	241		$267	10/4/24	(1)
UBS AG	EUR	720		$798	10/4/24	(4)
UBS AG	EUR	391		$433	10/4/24	(2)
UBS AG		$319	EUR	288	10/4/24	2
UBS AG		$18	EUR	16	10/4/24	— @
UBS AG		$165	EUR	149	10/4/24	1
						$(79)

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury Ultra Long Bond (United States)	151	Dec-24		$15,100	$20,097	$(336)
U.S. Treasury Long Bond (United States)	40	Dec-24		4,000	4,968	(55)
U.S. Treasury 5 yr. Note (United States)	38	Dec-24		3,800	4,176	(5)
U.S. Treasury 10 yr. Note (United States)	17	Dec-24		1,700	1,943	(12)
U.S. Treasury 10 yr. Ultra Note (United States)	140	Dec-24		14,000	16,562	(60)
Short:
Euro-Buxl 30 yr. Bond Index (Germany)	5	Dec-24	EUR	(500)	(759)	(19)
German Euro-Bobl Index (Germany)	49	Dec-24		(4,900)	(6,548)	(74)
German Euro-Bund Index (Germany)	38	Dec-24		(3,800)	(5,707)	(78)
German Euro-Schatz Index (Germany)	35	Dec-24		(3,500)	(4,176)	(22)
U.S. Treasury 2 yr. Note (United States)	11	Dec-24		$(2,200)	(2,291)	1
						$(660)

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at September 30, 2024:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation	Buy/Sell Protection	Pay/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC Benin Government International Bonds	NR	Sell	1.00%	Quarterly	6/20/27	$100	$(4)	$(8)	$4
Barclays Bank PLC Benin Government International Bonds	NR	Sell	1.00	Quarterly	6/20/27	100	(4)	(7)	$3
Morgan Stanley & Co. LLC* Egypt Government International Bonds	NR	Sell	1.00	Quarterly	12/20/28	303	(49)	(78)	$29
Goldman Sachs International Vietnam Government International Bonds	NR	Sell	1.00	Quarterly	12/20/29	900	1	3	$(2)
							$(56)	$(90)	$34

*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
EUR	—	Euro

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	60.9%
Corporate Bonds	26.9
Senior Loan Interests	7.1
Other*	5.1
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $67,227,000 and net unrealized depreciation of approximately $660,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $79,000. Also does not include open swap agreements with net unrealized appreciation of approximately $34,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the Adviser determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) over-the-counter (“OTC”) swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Assets:
Fixed Income Securities
Corporate Bonds	$—	$42,975	$—	$42,975
Senior Loan Interests	—	11,384	—	11,384
Sovereign	—	97,705	—	97,705
Total Fixed Income Securities	—	152,064	—	152,064
Warrants	—	1,184	—	1,184
Short-Term Investments
U.S. Treasury Security	—	321	—	321
Investment Company	6,537	—	—	6,537
Total Short-Term Investments	6,537	321	—	6,858
Foreign Currency Forward Exchange Contracts	—	23	—	23
Future Contract	1	—	—	1
Credit Default Swap Agreements	—	36	—	36
Total Assets	6,538	153,628	—	160,166
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(102)	—	(102)
Futures Contracts	(661)	—	—	(661)
Credit Default Swap Agreement	—	(2)	—	(2)
Total Liabilities	(661)	(104)	—	(765)
Total	$5,877	$153,524	$—	$159,401

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.